Label	Element	Value
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Nasdaq 100 Stock Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.10%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.20%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | NASDAQ 100 Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.20%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.20%)